Consolidated Statements of Operations - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Total Revenue	€ 9,638,012	€ 13,140,771	€ 31,148,676
Cost and Expenses
Cost of revenues	9,080,343	10,842,319	26,514,681
Cost of revenues - related parties		1,201,244	30,696
Selling and administrative	2,149,157	1,529,085	1,498,499
Selling and administrative - related parties	848,832	1,010,769	547,912
Salaries and benefits	1,275,208	1,105,128	866,634
Salaries and benefits - related parties	116,843	9,999
Bad debt expense	138,941	84,394	19,454
Total Cost and Expenses	13,609,324	15,782,938	29,477,876
Loss from operations	(3,971,312)	(2,642,167)	1,670,800
Other Income (Expense)
Other income			890
Interest income	63,118	444
Interest expense	(198,580)	(287,281)	(308,982)
Interest expense - related parties	(183,777)	(118,750)
Gain from insurance recoveries on inventory	1,937,819
Impairment on inventory due to natural disaster	(2,133,385)
Foreign exchange gain (loss)	4,516	(82,881)	32,384
Total Other Income (Expense)	(510,289)	(488,468)	(275,708)
Net Loss Before Income Tax	(4,481,601)	(3,130,635)	1,395,092
Income tax Expense (Recovery)
- Current		(93,022)	364,086
- Deferred	(1,144,601)	(1,023,826)	2,428
Net Loss	€ (3,337,000)	€ (2,013,788)	€ 1,028,578
Basic Net Income per Ordinary Share (in Euro per share)	€ (0.06)	€ (0.04)	€ 0.02
Diluted Net Income per Ordinary Share (in Euro per share)	€ (0.06)	€ (0.04)	€ 0.02
Weighted Average Number of Ordinary Shares Outstanding - Basic (in Shares)	55,085,700	51,469,262	50,085,700
Weighted Average Number of Ordinary Shares Outstanding - Diluted (in Shares)	55,085,700	51,469,262	50,085,700
Revenue
Total Revenue	€ 9,109,968	€ 11,723,132	€ 30,309,572
Revenue - related parties
Total Revenue	306,651	1,380,547	836,804
Other operating income
Total Revenue	€ 221,393	€ 37,092	€ 2,300